Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Amount	$ 19,933		$ 16,517
Senior Debt Fixed Rate
Rate - Minimum rate	1.50%		2.50%
Rate - Maximum rate	6.92%		6.92%
Maturity - Minimum Date	2012
Maturity - Maximum Date	2021
Amount	12,367		9,354
Senior Debt Floating Rate
Rate - Minimum rate	0.35%		0.10%
Rate - Maximum rate	1.40%		0.57%
Maturity - Minimum Date	2012
Maturity - Maximum Date	2038
Amount	2,679		1,475
Subordinated Debt
Rate - Minimum rate	4.75%	[1]	4.40%	[1]
Rate - Maximum rate	7.50%	[1]	7.50%	[1]
Maturity - Minimum Date	2012	[1]
Maturity - Maximum Date	2033	[1]
Amount	3,201	[1]	4,037	[1]
Junior Subordinated Debentures
Rate - Minimum rate	5.95%	[1]	5.95%	[1]
Rate - Maximum rate	7.78%	[1]	7.78%	[1]
Maturity - Minimum Date	2026	[1]
Maturity - Maximum Date	2043	[1]
Amount	$ 1,686	[1]	$ 1,651	[1]

[1]	Fixed rate.